Loans and Allowance for Credit Losses - Summary of Aging of Past Due Originated and ANCI Loans by Portfolio Segment and Class of Receivable (Detail) - USD ($) $ in Thousands		Sep. 30, 2017		Dec. 31, 2016	Dec. 31, 2015
Consumer | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		$ 160,116		$ 189,003	$ 240,564
Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		1,795		2,122	3,013
Consumer | 30-59 DPD | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		4,422		4,070	3,957
Consumer | 30-59 DPD | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		62		134	127
Consumer | 60-89 DPD | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		2,001		1,939	2,561
Consumer | 60-89 DPD | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		32		25	59
Consumer | 0-29 DPD | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		144,292		171,457	218,317
Consumer | 0-29 DPD | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		1,649		1,871	2,583
Originated Loans | Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		6,377	[1]	7,859	13,872
Originated Loans | Accruing Loans | 60-89 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		607	[1]	802	488
Originated Loans | Accruing Loans | 90+DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		41	[1]	331	378
Originated Loans | Non-Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		6,264	[1]	6,855	3,503
Originated Loans | Non-Accruing Loans | 60-89 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		30	[1]	36
Originated Loans | Non-Accruing Loans | 90+DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		7,221	[1]	1,151	1,265
Originated Loans | Non-Accruing Loans | 0-29 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		60,117	[1]	113,361	50,470
Originated Loans | Commercial and Industrial | Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due				3,930	12,947
Originated Loans | Commercial and Industrial | Accruing Loans | 30-59 DPD | General C&I
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due				3,930	12,947
Originated Loans | Commercial and Industrial | Accruing Loans | 90+DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due					300
Originated Loans | Commercial and Industrial | Accruing Loans | 90+DPD | Healthcare
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due					300
Originated Loans | Commercial and Industrial | Non-Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		5,883	[1]	6,839	3,503
Originated Loans | Commercial and Industrial | Non-Accruing Loans | 30-59 DPD | General C&I
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due				6,839
Originated Loans | Commercial and Industrial | Non-Accruing Loans | 30-59 DPD | Energy Sector
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		5,883	[1]		3,503
Originated Loans | Commercial and Industrial | Non-Accruing Loans | 90+DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		6,342	[1]	697	1,012
Originated Loans | Commercial and Industrial | Non-Accruing Loans | 90+DPD | General C&I
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due				250	1,012
Originated Loans | Commercial and Industrial | Non-Accruing Loans | 90+DPD | Energy Sector
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		6,342	[1]	447
Originated Loans | Commercial and Industrial | Non-Accruing Loans | 0-29 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		59,994		112,937	50,459
Originated Loans | Commercial and Industrial | Non-Accruing Loans | 0-29 DPD | General C&I
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		193			6,203
Originated Loans | Commercial and Industrial | Non-Accruing Loans | 0-29 DPD | Energy Sector
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		59,801	[1]	112,937	44,256
Originated Loans | Commercial Real Estate | Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		347			8
Originated Loans | Commercial Real Estate | Non-Accruing Loans | 90+DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due					66
Originated Loans | Commercial Real Estate | Income Producing | Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due				4
Originated Loans | Commercial Real Estate | Income Producing | Non-Accruing Loans | 90+DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due					66
Originated Loans | Commercial Real Estate | Land and Development | Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		347			8
Originated Loans | Consumer | Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		5,932		1,922	692
Originated Loans | Consumer | Accruing Loans | 30-59 DPD | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		5,115		1,388	598
Originated Loans | Consumer | Accruing Loans | 30-59 DPD | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		817		534	94
Originated Loans | Consumer | Accruing Loans | 60-89 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		607		239	443
Originated Loans | Consumer | Accruing Loans | 60-89 DPD | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		577		239	423
Originated Loans | Consumer | Accruing Loans | 60-89 DPD | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		30			20
Originated Loans | Consumer | Accruing Loans | 90+DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due				244	78
Originated Loans | Consumer | Accruing Loans | 90+DPD | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due				244	67
Originated Loans | Consumer | Accruing Loans | 90+DPD | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due					11
Originated Loans | Consumer | Non-Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	[1]	262
Originated Loans | Consumer | Non-Accruing Loans | 30-59 DPD | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	[1]	262
Originated Loans | Consumer | Non-Accruing Loans | 90+DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		755	[1]	454	108
Originated Loans | Consumer | Non-Accruing Loans | 90+DPD | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		755	[1]	454	108
Originated Loans | Consumer | Non-Accruing Loans | 0-29 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		84		344
Originated Loans | Consumer | Non-Accruing Loans | 0-29 DPD | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		84		344
Originated Loans | Small Business Lending | Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		98		2,003	225
Originated Loans | Small Business Lending | Accruing Loans | 60-89 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due				563	45
Originated Loans | Small Business Lending | Accruing Loans | 90+DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		41		87
Originated Loans | Small Business Lending | Non-Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		119	[1]	16
Originated Loans | Small Business Lending | Non-Accruing Loans | 60-89 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		30	[1]	36
Originated Loans | Small Business Lending | Non-Accruing Loans | 90+DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		124	[1]		79
Originated Loans | Small Business Lending | Non-Accruing Loans | 0-29 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		39		80	11
ANCI Loans | Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		3,242		1,799	1,282
ANCI Loans | Accruing Loans | 60-89 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		208		839	758
ANCI Loans | Accruing Loans | 90+DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		197		255	1,068
ANCI Loans | Non-Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		752	[1]	92	420
ANCI Loans | Non-Accruing Loans | 60-89 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		483	[1]	341	160
ANCI Loans | Non-Accruing Loans | 90+DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		1,121	[1]	1,750	1,839
ANCI Loans | Non-Accruing Loans | 0-29 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		1,046		1,688	1,112
ANCI Loans | Commercial and Industrial | Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due					70
ANCI Loans | Commercial and Industrial | Accruing Loans | 30-59 DPD | General C&I
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due					47
ANCI Loans | Commercial and Industrial | Accruing Loans | 30-59 DPD | Healthcare
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due					23
ANCI Loans | Commercial and Industrial | Accruing Loans | 60-89 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due					33
ANCI Loans | Commercial and Industrial | Accruing Loans | 60-89 DPD | General C&I
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due					33
ANCI Loans | Commercial and Industrial | Non-Accruing Loans | 0-29 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due					50
ANCI Loans | Commercial and Industrial | Non-Accruing Loans | 0-29 DPD | General C&I
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due				125	50
ANCI Loans | Commercial Real Estate | Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		1,048
ANCI Loans | Commercial Real Estate | Accruing Loans | 90+DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		26
ANCI Loans | Commercial Real Estate | Non-Accruing Loans | 0-29 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		300
ANCI Loans | Commercial Real Estate | Income Producing | Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		1,048
ANCI Loans | Commercial Real Estate | Income Producing | Accruing Loans | 90+DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		26
ANCI Loans | Commercial Real Estate | Land and Development | Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due				259
ANCI Loans | Commercial Real Estate | Land and Development | Accruing Loans | 90+DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due					148
ANCI Loans | Commercial Real Estate | Land and Development | Non-Accruing Loans | 60-89 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due				341
ANCI Loans | Commercial Real Estate | Land and Development | Non-Accruing Loans | 0-29 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		300
ANCI Loans | Consumer | Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		1,473		1,540	1,099
ANCI Loans | Consumer | Accruing Loans | 30-59 DPD | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		1,468		1,522	1,079
ANCI Loans | Consumer | Accruing Loans | 30-59 DPD | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		5		18	20
ANCI Loans | Consumer | Accruing Loans | 60-89 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		208		839	308
ANCI Loans | Consumer | Accruing Loans | 60-89 DPD | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		208		839	307
ANCI Loans | Consumer | Accruing Loans | 60-89 DPD | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due					1
ANCI Loans | Consumer | Accruing Loans | 90+DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		171		255	920
ANCI Loans | Consumer | Accruing Loans | 90+DPD | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		171		252	919
ANCI Loans | Consumer | Accruing Loans | 90+DPD | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due				3	1
ANCI Loans | Consumer | Non-Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		703	[1]	30	420
ANCI Loans | Consumer | Non-Accruing Loans | 30-59 DPD | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		703	[1]	30	411
ANCI Loans | Consumer | Non-Accruing Loans | 30-59 DPD | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due					9
ANCI Loans | Consumer | Non-Accruing Loans | 60-89 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		228	[1]		90
ANCI Loans | Consumer | Non-Accruing Loans | 60-89 DPD | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		228	[1]		90
ANCI Loans | Consumer | Non-Accruing Loans | 90+DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		1,028	[1]	1,619	1,688
ANCI Loans | Consumer | Non-Accruing Loans | 90+DPD | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		1,028	[1]	1,619	1,688
ANCI Loans | Consumer | Non-Accruing Loans | 0-29 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		629		1,083	539
ANCI Loans | Consumer | Non-Accruing Loans | 0-29 DPD | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		629		1,083	539
ANCI Loans | Small Business Lending | Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		721			113
ANCI Loans | Small Business Lending | Accruing Loans | 60-89 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due					417
ANCI Loans | Small Business Lending | Non-Accruing Loans | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		49	[1]	62
ANCI Loans | Small Business Lending | Non-Accruing Loans | 60-89 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		255	[1]		70
ANCI Loans | Small Business Lending | Non-Accruing Loans | 90+DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		93	[1]	131	151
ANCI Loans | Small Business Lending | Non-Accruing Loans | 0-29 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due		$ 117		$ 480	$ 523

[1]	Does not include a $9.9 million nonperforming energy credit that was transferred to the HFS category.